COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Capital expenditure commitments			$ 16,100	$ 22,100
Capital lease expired date			expire between 2021 and 2023
Capital Lease Obligations			$ 25,500	33,700
Short term capital lease obligation			22,300	20,500
Long term capital lease obligation			3,200	13,100
Due to Related Parties			15,200	6,000
Letters of credit outstanding amount			16,900	21,200
Surety bonds and other bank issued guarantees			101,500	99,100
Cash margin guarantees			3,400	5,800
Other Liabilities			4,000	6,700
Accounts Payable [Member]
Loss Contingencies [Line Items]
Due to Related Parties			11,400	0
Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Due to Related Parties			600	3,000
Other Liabilities [Member]
Loss Contingencies [Line Items]
Due to Related Parties			$ 3,200	3,000
Egypt Equipment [Member]
Loss Contingencies [Line Items]
Capital lease expired date			expire between 2020 and 2024
Capital Lease Obligations			$ 3,000	0
Short term capital lease obligation			700	0
Long term capital lease obligation			2,300	0
Successors [Member]
Loss Contingencies [Line Items]
Interest Expense		$ 14,383	15,879	18,971
Rental expense		57,800	144,100	114,900
Successors [Member] | Second Capital Lease [Member]
Loss Contingencies [Line Items]
Interest Expense		0	1,500	600
Successors [Member] | Egypt Equipment [Member]
Loss Contingencies [Line Items]
Interest Expense		$ 0	$ 200	$ 0
Predecessors [Member] | NPS Holdings Limited [Member]
Loss Contingencies [Line Items]
Interest Expense	$ 4,090
Rental expense	19,500
Predecessors [Member] | Second Capital Lease [Member]
Loss Contingencies [Line Items]
Interest Expense	0
Predecessors [Member] | Egypt Equipment [Member]
Loss Contingencies [Line Items]
Interest Expense	$ 0
Minimum [Member]
Loss Contingencies [Line Items]
Capital lease term			24 months
Capital lease imputed interest rate			4.30%
Maximum [Member]
Loss Contingencies [Line Items]
Capital lease term			36 months
Capital lease imputed interest rate			6.50%